                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

                     NEW YORK LIFE ACCESS VARIABLE ANNUITY
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                   NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                  NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
                 NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                     NEW YORK LIFE SELECT VARIABLE ANNUITY
                NEW YORK LIFE LONGEVITY BENEFIT VARIABLE ANNUITY

                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to update the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                        SUPPLEMENT DATED AUGUST 15, 2007
             TO THE PROSPECTUSES DATED MAY 1, 2007, AS AMENDED, FOR

           NEW YORK LIFE (FORMERLY MAINSTAY) ACCESS VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) ELITE VARIABLE ANNUITY
        NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS VARIABLE ANNUITY
       NEW YORK LIFE (FORMERLY MAINSTAY) PREMIUM PLUS II VARIABLE ANNUITY
            NEW YORK LIFE (FORMERLY MAINSTAY) PLUS VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) PLUS II VARIABLE ANNUITY
           NEW YORK LIFE (FORMERLY MAINSTAY) SELECT VARIABLE ANNUITY

                                  INVESTING IN
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the May 1, 2007 prospectuses (the "Prospectuses") for the above referenced New York Life variable annuity policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectus. All capitalized terms have the same meaning as those included in the Prospectuses.

     The purpose of this supplement is to update the procedures set forth in the Prospectuses regarding limits on transfers under the policies.

     Keeping this purpose in mind, please note the following:

     In the section of the Prospectuses entitled "LIMITS ON TRANSFERS," the language contained in the fourth paragraph of such section is deleted in its entirety and replaced with the following:

          We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within 90 days of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.

                             ---------------------

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010